Acquisitions - Summary of Acquisition (Details) - USD ($)	Oct. 31, 2019	Jul. 31, 2019	Jan. 07, 2019	Nov. 02, 2018	Oct. 31, 2018	Oct. 03, 2018	Jul. 31, 2018	Dec. 28, 2017	Jul. 31, 2017
Cash and cash equivalents	$ 540,254	$ 298,485	$ 61,857		$ 2,363,740		$ 1,046,365		$ 2,879,165
Accounts receivable, net	154,575	36,311					33,555
Inventory, net	727,263	363,008					12,075
Property and equipment, net	531,888	499,993	444				31,536
Other assets, net	33,804	30,621					7,824
Intangible assets, net	2,041,435	1,082,952						$ 276,380
Total current liabilities	34,261,769	28,946,023					25,229,015
Notes payable	10,163,610	8,368,379	639,009				320,000
Net identifiable assets acquired			1,259,447
Goodwill	$ 38,901,126	38,297,573	$ 13,485,758				$ 0	$ 0
"Veneto First Closing"
Cash and cash equivalents		2,410,150				$ 2,410,150
Accounts receivable, net		1,430,638				1,935,078
Inventory, net		1,068,856				1,068,856
Prepaid expenses		95,804				95,804
Property and equipment, net		652,590				652,590
Other receivables		1,014,316				1,014,316
Notes receivable - LT		1,387,763				1,387,763
Other assets, net		25,745				25,745
Intangible assets, net		35,603				35,603
Total assets acquired		8,181,465				8,625,905
Total current liabilities		2,065,448				2,509,887
Notes payable
Total liabilities assumed		2,065,448				2,509,887
Net identifiable assets acquired		6,116,017				6,116,018
Goodwill						8,883,982
Total consideration transferred						$ 15,000,000
"Veneto Second Closing"
Cash and cash equivalents
Accounts receivable, net
Inventory, net
Prepaid expenses
Property and equipment, net
Other receivables
Notes receivable - LT
Other assets, net
Intangible assets, net		811,000		7,110,000
Total assets acquired		811,000		7,110,000
Total current liabilities
Notes payable		3,403,948		3,403,948
Total liabilities assumed		3,403,948		3,403,948
Net identifiable assets acquired		(2,592,948)		3,706,052
Goodwill				16,293,948
Total consideration transferred				$ 20,000,000
Total
Cash and cash equivalents		2,410,150
Accounts receivable, net		1,935,078
Inventory, net		1,068,856
Prepaid expenses		95,804
Property and equipment, net		652,590
Other receivables		1,014,316
Notes receivable - LT		1,387,763
Other assets, net		25,745
Intangible assets, net		7,145,603
Total assets acquired		15,735,905
Total current liabilities		2,509,887
Notes payable		3,403,948
Total liabilities assumed		5,913,835
Net identifiable assets acquired		9,822,070
Goodwill		25,177,930
Total consideration transferred		35,000,000
Total
Cash and cash equivalents		2,410,150
Accounts receivable, net		1,490,638
Inventory, net		1,068,856
Prepaid expenses		95,804
Property and equipment, net		652,590
Other receivables		1,014,316
Notes receivable - LT		1,387,763
Other assets, net		25,745
Intangible assets, net		846,603
Total assets acquired		8,992,465
Total current liabilities		2,065,448
Notes payable		3,403,948
Total liabilities assumed		5,469,396
Net identifiable assets acquired		3,523,069
Goodwill		15,051,769
Total consideration transferred		$ 18,574,838